Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 6,995	$ 5,857	$ 30,522
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Dividends received	$ 463	708	500
Net impairment and losses on sale of businesses and fixed assets	0	0
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Dividends received			35
Total for all joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Net impairment and losses on sale of businesses and fixed assets	(3,066)	(3,007)
Total for all joint ventures | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	477	1,285	256
Total for all joint ventures | gas & low carbon energy | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	0	1,152	276
Total for all joint ventures | oil production & operations | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 477	$ 133	$ (20)
Total for all joint ventures | Bottom of range
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Total for all joint ventures | Top of range
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days